Taxes - Income Tax Assessments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2020	Dec. 31, 2023
Income tax examination
Possible additional taxable income based on IRS assessment		$ 4,200
Ministry of Finance, India
Income tax examination
Prepaid income taxes			$ 557
Forecast
Income tax examination
Income tax examination, proposed adjustment, estimated increase in income subject to tax	$ 1,200